Concentrations of Credit Risk (Details) - Schedule of Concentration Risks - Customer Concentration Risk [Member] - Accounts Receivable [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2024		Jun. 30, 2023
Company A [Member]
Schedule of Concentration Risks [Line Items]
Accounts receivable		[1]	¥ 20,311
Accounts receivable, percentage		[1]	54.00%
Company B [Member]
Schedule of Concentration Risks [Line Items]
Accounts receivable	¥ 41,117
Accounts receivable, percentage	12.20%
Customers [Member]
Schedule of Concentration Risks [Line Items]
Accounts receivable	¥ 41,117		¥ 20,311
Accounts receivable, percentage	12.20%		54.00%

[1]	represented less than 10% of Such Accounts Receivable as of the year end.